STOCK-BASED COMPENSATION Activity (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2017 $ / shares shares	Sep. 30, 2019 $ / shares shares	Dec. 31, 2018 USD ($) installment $ / shares shares	Dec. 31, 2017 $ / shares shares
Fair Value Assumptions
Number of installment in which restricted stock will vest if the stock price goal is achieved after March 31, 2019 and on or prior to March 31, 2020 | installment			3
Number of installment in which restricted if the stock will vest stock price goal is achieved after March 31, 2020 and on or prior to March 31, 2021 | installment			2
Reduction in stock compensation expense | $			$ (100,000)
Date the stock price goal
Fair Value Assumptions
Vesting percentage if the stock price goal is achieved after March 31, 2019 and on or prior to March 31, 2020			0.33%
Vesting percentage if the stock price goal is achieved after March 31, 2020 and on or prior to March 31, 2021			0.67%
Vesting on March 31, 2020
Fair Value Assumptions
Vesting percentage if the stock price goal is achieved after March 31, 2019 and on or prior to March 31, 2020			0.33%
Vesting on March 31, 2021
Fair Value Assumptions
Vesting percentage if the stock price goal is achieved after March 31, 2019 and on or prior to March 31, 2020			0.33%
Vesting percentage if the stock price goal is achieved after March 31, 2020 and on or prior to March 31, 2021			0.33%
Restricted Stock
Number of Shares
Unvested restricted units at the end of the period (in shares) | shares		307,164
Weighted-Average Grant Date Fair Value per Share
Unvested restricted stock at the beginning of the period (in dollars per share)		$ 2.07	$ 4.37
Unvested restricted stock at the end of the period (in dollars per share)			$ 2.07	$ 4.37
Restricted Stock | Service vesting
Number of Shares
Unvested restricted units at the beginning of the period (in shares) | shares		634,754	91,971
Granted (in shares) | shares		21,500	757,123
Vesting (in shares) | shares			(411,567)
Forfeited (in shares) | shares			(13,441)
Unvested restricted units at the end of the period (in shares) | shares			634,754	91,971
Weighted-Average Grant Date Fair Value per Share
Unvested restricted stock at the beginning of the period (in dollars per share)		$ 2.65	$ 6.89
Granted (in dollars per share)			2.61
Vested (in dollars per share)			4.37
Forfeited (in dollars per share)			2.85
Unvested restricted stock at the end of the period (in dollars per share)		$ 2.60	$ 2.65	$ 6.89
Fair Value Assumptions
Vesting period		3 years	3 years
Restricted Stock | Modified service vesting
Number of Shares
Granted (in shares) | shares	372,182		210,668
Vesting (in shares) | shares			(210,668)	(120,655)
Weighted-Average Grant Date Fair Value per Share
Granted (in dollars per share)			$ 4.30
Unvested restricted stock at the end of the period (in dollars per share)	$ 4.40
Restricted Stock | Market-based vesting
Number of Shares
Unvested restricted units at the beginning of the period (in shares) | shares		620,457	404,304
Granted (in shares) | shares			478,508
Vesting (in shares) | shares			(322,751)
Forfeited (in shares) | shares			(5,939)
Unvested restricted units at the end of the period (in shares) | shares			620,457	404,304
Weighted-Average Grant Date Fair Value per Share
Unvested restricted stock at the beginning of the period (in dollars per share)		$ 1.72	$ 3.34
Granted (in dollars per share)			1.21
Vested (in dollars per share)			4.67
Forfeited (in dollars per share)			2.91
Unvested restricted stock at the end of the period (in dollars per share)			$ 1.72	$ 3.34
Fair Value Assumptions
Expected term (years)			3 years 11 days
Expected volatility			35.10%
Expected dividend yield			0.00%
Risk-free interest rate			2.67%
Restricted Stock | Market-based vesting | Minimum
Fair Value Assumptions
Expected term (years)			3 years 11 days
Restricted Stock | Modified Market Based Vesting
Weighted-Average Grant Date Fair Value per Share
Modified (in dollars per share) | $			$ 4.67
Restricted Stock | Performance Vesting
Number of Shares
Granted (in shares) | shares		21,500	0	0
Weighted-Average Grant Date Fair Value per Share
Unvested restricted stock at the end of the period (in dollars per share)		$ 0.75
Restricted Stock | 2015 Plan | Modified Market Based Vesting
Number of Shares
Granted (in shares) | shares			66,335	11,502
Restricted Stock | 2011 Plan | Performance Vesting
Number of Shares
Unvested restricted units at the beginning of the period (in shares) | shares			211
Unvested restricted units at the end of the period (in shares) | shares				211
Weighted-Average Grant Date Fair Value per Share
Unvested restricted stock at the beginning of the period (in dollars per share)			$ 13.20
Unvested restricted stock at the end of the period (in dollars per share)				$ 13.20
Liabilities-Classified Awards | 2015 Plan | Service vesting
Number of Shares
Granted (in shares) | shares				295,376
Weighted-Average Grant Date Fair Value per Share
Unvested restricted stock at the beginning of the period (in dollars per share)			4.30
Unvested restricted stock at the end of the period (in dollars per share)				$ 4.30
Fair Value Assumptions
Vesting period				2 years
Liabilities-Classified Awards | 2015 Plan | Modified service vesting
Number of Shares
Granted (in shares) | shares	304,329
Liabilities-Classified Awards | 2015 Plan | Market-based vesting
Number of Shares
Granted (in shares) | shares				332,469
Weighted-Average Grant Date Fair Value per Share
Unvested restricted stock at the beginning of the period (in dollars per share)			$ 4.67
Unvested restricted stock at the end of the period (in dollars per share)				$ 4.67